12. STOCKHOLDERS DEFICIT	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
12. STOCKHOLDERS DEFICIT

Shares issued for interest

For the year ended June 30, 2014, the Company issued 4,479,000 shares of our common stock to pay accrued interest from April 1, 2013 to March 31, 2014 on the outstanding Debentures. The fair value of the shares in connection with this transaction totaled $489.

Restricted Stock Awards

For the year ended June 30, 2014, the Company issued 3,120,000 and 1,535,000 restricted stock awards to employees and Marketiquette, Inc (“Marketiquette”), respectively, for their agreement to a temporary reduction in their cash based salary and marketing fees, respectively.  The fair value of the shares in connection with this transaction totaled $242 and $120, respectively.

Shares issued for prepaid consulting fees

In February 2014 the Company issued 12,000,000 shares of restricted common stock to MHC as part of a consulting agreement for sales and marketing services. The fair value of the shares issued in connection with this transaction totaled $960.

Shares issued for intangible asset

In March 2014 and May 2014, the Company issued 5,200,000 and 100,000,000 shares of restricted common stock were issued to affiliates of Inventek, respectively, for to the purchase of technology utilized in the Company’s oil field services product line. The fair value of the shares in connection with this transaction totaled $572 and $7,000, respectively.

Shares issued for payables, related party

For the year ended June 30, 2014, the Company issued 1,250,000 and 906,000 restricted stock to Marketiquette and the board of directors, respectively, for their agreement to settle a portion of what was owed to them. The fair value of the shares in connection with this transaction totaled $100 and $72, respectively.

Other uses

For the year ended June 30, 2014, the Company issued 250,000 and 25,000 shares of Common Stock to pay for outstanding trade payables and marketing fees, respectively. The fair value of the shares in connection with these transactions totaled $25 and $3, respectively.

Stock Options

Common stock available for equity awards under the 2008 Employee Stock Award and Incentive Plan, as amended (the “2008 Plan”), is 40,000,000 shares as of June30, 2014. Under the 2008 Plan, stock option grants may be exercised for a period up to ten years from the date of grant. Option awards are granted with an exercise price equal to the market price of the Company’s stock on the date of grant and generally vest over three years. At June 30, 2014, 13,548,000 shares are available for future grants under the 2008 Plan.

Option activity for the year ended June 30, 2014 and 2013 is as follows:

	Number of Options		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2012	24,607,000		$0.32	8.5 years
Granted	150,000		$0.29
Exercised	-0-
Forfeited and Cancelled	-0-
Outstanding June 30, 2013	24,757,000		$0.32	7.5 years
Granted	1,750,000
Exercised		-0-
Forfeited and Cancelled	(55,000)
Outstanding June 30, 2014	26,452,000		$0.31	6.7 years
Exercisable June 30, 2014	22,803,000		$0.34	6.4 years

The aggregate intrinsic value represents the difference between the exercise price of the underlying awards and the market price of the Company’s common stock for those awards that have an exercise price below the market price at June 30, 2014.

The fair value of each time-based option award is estimated on the date of grant using a Black-Scholes option pricing model with the following assumptions:

	For the Period Ended June 30, 2014	For the Period Ended June 30, 2013
Average expected life (years)	6.0	6.0
Average risk free interest rate	1.31%	1.31%
Expected volatility	139%	168%
Expected dividend rate	0%	0%
Expected forfeiture rate	5%	5%

Stock based compensation expense for the years ended June 30, 2014 and 2013 was $739 and $939, respectively.

As of June 30, 2014 the unrecognized compensation expense is $334.

Warrants

Warrant activity for the fiscal year ended June 30, 2014 and June 30, 2013 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2012	11,485,000	$0.25
Granted	15,441,000	0.21
Exercised	-0-
Forfeited and Cancelled	(4,867,000)	0.34
Outstanding at June 30, 2013	22,059,000	$0.26
Granted	5,885,000	0.21
Exercised	-0-
Forfeited and Cancelled	-0-
Outstanding and exercisable at June 30, 2014	27,944,000	$0.20	2.8 years	$-

The aggregate intrinsic value represents the difference between the exercise price of the underlying awards and the market price of the Company’s common stock for those awards that have an exercise price below the market price at June 30, 2014. In connection with the dilutive issuance of the fiscal 2014 debentures and shares the associated warrants exercise price is reduced from $0.21 to $0.15 per share.